LICENSES (Tables)	12 Months Ended
Dec. 31, 2010
LICENSES
Recorded values of the Group's telecommunication licenses

	December 31,
	2010	2009
Russia	$229,209	$264,387
Uzbekistan	196,517	196,517
Armenia	203,993	196,193
Ukraine	49,414	49,046

Licenses, at cost	679,133	706,143
Accumulated amortization	(384,405)	(341,421)

Licenses, net	$294,728	$364,722

Estimated amortization expense

Estimated amortization expense in the year ended December 31,
2011	$53,563
2012	34,688
2013	30,570
2014	29,790
2015	29,790
Thereafter	116,327

Total	$294,728